Common Stock And Capital Surplus [Text Block] (Tables)	12 Months Ended
Mar. 31, 2013
Changes In The Number Of Issued Shares Of Common Stock [Table Text Block]

	2011	2012	2013
	(shares)
Balance at beginning of fiscal year	14,148,414,920	14,150,894,620	14,154,534,220
Issuance of new shares of common stock by way of exercise of the stock acquisition rights	2,479,700	3,639,600	4,051,500

Balance at end of fiscal year	14,150,894,620	14,154,534,220	14,158,585,720